LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right of use assets

	Average rate (1)	12.31.21	Additions	Disposals	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Land		145,394	732	(2,489)	3,534	(7,431)	139,740
Buildings		3,223,625	927,818	(116,707)	18,933	(22,526)	4,031,143
Machinery and equipment		117,412	4,086	(74,193)	815	(432)	47,688
Vehicles		369,979	246,075	(5,477)	6,279	(14,740)	602,116
Software		79,731	-	(67,428)	-	-	12,303
		3,936,141	1,178,711	(266,294)	29,561	(45,129)	4,832,990

Depreciation
Land	8.95%	(36,439)	(12,334)	2,401	1,090	1,276	(44,006)
Buildings	5.16%	(1,383,968)	(510,875)	104,540	(10,225)	15,751	(1,784,777)
Machinery and equipment	25.60%	(73,385)	(27,726)	74,111	(475)	192	(27,283)
Vehicles	23.19%	(189,817)	(161,992)	4,383	(5,496)	6,015	(346,907)
Software	76.58%	(61,193)	(3,998)	54,377	-	-	(10,814)
		(1,744,802)	(716,925)	239,812	(15,106)	23,234	(2,213,787)
		2,191,339	461,786	(26,482)	14,455	(21,895)	2,619,203
(1)	Weighted average annual rate.

	Average rate (1)	12.31.20	Additions	Disposals	Transfers	Business combination	Exchange rate variation	12.31.21
Cost
Land		48,661	3,761	(2,503)	90,549	-	4,926	145,394
Buildings		2,861,916	532,728	(88,723)	(90,549)	6,252	2,001	3,223,625
Machinery and equipment		112,593	98,353	(98,918)	596	4,527	261	117,412
Vehicles		344,918	46,707	(29,186)	(596)	851	7,285	369,979
Software		74,582	5,213	(64)	-	-	-	79,731
		3,442,670	686,762	(219,394)	-	11,630	14,473	3,936,141

Depreciation
Land	9.03%	(13,526)	(12,030)	1,533	(11,954)	-	(462)	(36,439)
Buildings	21.29%	(914,816)	(535,838)	59,332	11,954	-	(4,600)	(1,383,968)
Machinery and equipment	57.13%	(107,316)	(64,228)	98,673	(338)	-	(176)	(73,385)
Vehicles	28.83%	(101,495)	(102,320)	17,699	338	-	(4,039)	(189,817)
Software	42.22%	(33,048)	(28,209)	64	-	-	-	(61,193)
		(1,170,201)	(742,625)	177,301	-	-	(9,277)	(1,744,802)
		2,272,469	(55,863)	(42,093)	-	11,630	5,196	2,191,339
(1)	Weighted average annual rate.

Schedule of lease liabilities

	WAM (1)	12.31.21	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.22
Land	10.3	126,293	732	(7,709)	(9,653)	9,653	(166)	(6,674)	112,476
Buildings	1.8	2,095,375	935,916	(458,434)	(102,740)	191,431	(19,395)	(8,079)	2,634,074
Machinery and equipment	2.0	45,218	4,086	(25,609)	(2,709)	2,709	(10)	(1,120)	22,565
Vehicles	1.9	192,694	246,075	(153,992)	(15,830)	15,830	(1,362)	(9,200)	274,215
Software	0.8	19,666	-	(4,102)	(249)	249	(13,960)	-	1,604
		2,479,246	1,186,809	(649,846)	(131,181)	219,872	(34,893)	(25,073)	3,044,934

Current		471,956							676,864
Non-current		2,007,290							2,368,070
(1)	Weighted average maturity in years.

	WAM (1)	12.31.20	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Business combination	Exchange rate variation	12.31.21
Land	4.6	37,868	3,761	(6,890)	(9,063)	9,063	(1,160)	82,851	-	9,863	126,293
Buildings	1.9	2,195,407	532,728	(507,479)	(120,193)	186,165	(92,461)	(82,851)	8,805	(24,746)	2,095,375
Machinery and equipment	0.9	3,773	98,353	(62,357)	(3,764)	3,764	(35)	-	4,998	486	45,218
Vehicles	1.8	256,423	46,707	(99,944)	(17,577)	17,577	(1,680)	-	940	(9,752)	192,694
Software	1.5	43,210	5,213	(28,757)	(2,306)	2,306	-	-	-	-	19,666
		2,536,681	686,762	(705,427)	(152,903)	218,875	(95,336)	-	14,743	(24,149)	2,479,246

Current		383,162									471,956
Non-current		2,153,519									2,007,290
(1)	Weighted average maturity in years.

Schedule of minimum future payments for these finance leases

12.31.22
Current	676,864
Non-current	2,368,070
2024	559,084
2025	438,093
2026	321,796
2027	231,775
2028 onwards	817,322
3,044,934

The Company uses nominal incremental borrowing rates to measure its lease liabilities.

	12.31.22		12.31.21
Contract Terms	Nominal rate % p.a.	Real rate % p.a.	Nominal rate % p.a.	Real rate % p.a.
1 year	14.39%	8.31%	5.34%	0.86%
2 years	14.36%	7.09%	5.24%	1.02%
3 years	13.72%	6.71%	6.83%	2.60%
4 years	12.40%	6.68%	8.49%	4.41%
5 years	16.24%	8.21%	9.69%	4.85%
6 years	13.66%	7.20%	10.61%	5.15%
7 years	-	-	11.18%	10.56%
12 years	-	-	9.85%	5.55%
15 years	17.89%	10.24%	-	-
16 years	-	-	12.44%	6.70%
17 years	12.29%	6.63%	13.12%	6.77%
18 years	14.74%	8.05%	13.01%	6.70%
19 years	18.27%	10.53%	-	-
20 years	-	-	12.95%	7.07%

Schedule of amount directly recognized in income statement

	12.31.22	12.31.21	12.31.20
Variable payments not included in the lease liabilities	217,498	282,732	300,949
Expenses related to short-term leases	124,451	171,733	162,313
Expenses related to low-value assets	13,469	4,681	3,531
Amounts recognized in the statement of income	355,418	459,146	466,793